LEASES - Supplemental Balance Sheet Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term (in years):
Operating leases	6 years 4 months 24 days	7 years 6 months
Weighted-average discount rate:
Operating leases	9.50%	9.50%